Document and Entity Information	0 Months Ended
Oct. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2013
Registrant Name	VICTORY PORTFOLIOS
Central Index Key	0000802716
Amendment Flag	false
Document Creation Date	Apr. 03, 2014
Document Effective Date	Apr. 11, 2014
Prospectus Date	Apr. 11, 2014
Victory Dividend Growth Fund | Class A
Risk/Return:
Trading Symbol	VDGAX
Victory Dividend Growth Fund | Class C
Risk/Return:
Trading Symbol	VDGCX
Victory Dividend Growth Fund | Class R
Risk/Return:
Trading Symbol	VDGRX
Victory Dividend Growth Fund | Class I
Risk/Return:
Trading Symbol	VDGIX
Victory Dividend Growth Fund | Class Y
Risk/Return:
Trading Symbol	VDGYX
Victory Established Value Fund | Class A
Risk/Return:
Trading Symbol	VETAX
Victory Established Value Fund | Class R
Risk/Return:
Trading Symbol	GETGX
Victory Established Value Fund | Class I
Risk/Return:
Trading Symbol	VEVIX
Victory Established Value Fund | Class Y
Risk/Return:
Trading Symbol	VEVYX
Victory Established Value Fund | Class R6
Risk/Return:
Trading Symbol	VEVRX
Victory Special Value Fund | Class A
Risk/Return:
Trading Symbol	SSVSX
Victory Special Value Fund | Class C
Risk/Return:
Trading Symbol	VSVCX
Victory Special Value Fund | Class R
Risk/Return:
Trading Symbol	VSVGX
Victory Special Value Fund | Class I
Risk/Return:
Trading Symbol	VSPIX
Victory Special Value Fund | Class Y
Risk/Return:
Trading Symbol	VSVYX
Victory Small Company Opportunity Fund | Class A
Risk/Return:
Trading Symbol	SSGSX
Victory Small Company Opportunity Fund | Class R
Risk/Return:
Trading Symbol	GOGFX
Victory Small Company Opportunity Fund | Class I
Risk/Return:
Trading Symbol	VSOIX
Victory Small Company Opportunity Fund | Class Y
Risk/Return:
Trading Symbol	VSOYX
Victory Large Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	VFGAX
Victory Large Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	VFGCX
Victory Large Cap Growth Fund | Class R
Risk/Return:
Trading Symbol	VFGRX
Victory Large Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	VFGIX
Victory Large Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	VFGYX